EARNINGS PER SHARE	12 Months Ended
Sep. 30, 2013
EARNINGS PER SHARE
EARNINGS PER SHARE

2.                      EARNINGS PER SHARE

Basic earnings per share is computed using the weighted average number of common shares outstanding. The dilutive effect of potential securities is included in diluted earnings per share. The computations of basic and diluted earnings per share are presented in the following table.

	Years Ended September 30,
	2013	2012	2011

Net income	$9,809,059	$9,829,688	$8,064,777

Add (less):
Benefit from repurchase of preferred stock, net	22,604	363,699	—
Preferred dividends declared	(1,234,529)	(1,626,900)	(1,626,900)
Accretion of discount on preferred stock	(307,647)	(420,829)	(439,116)
Income available for common shares	$8,289,487	$8,145,658	$5,998,761

Weighted average common shares outstanding - basic	10,892,136	10,679,091	10,543,316
Effect of dilutive securities:
Treasury stock held in equity trust - unvested shares	192,851	271,779	301,544
Equivalent shares - employee stock options and awards	47,954	42,992	41,259
Equivalent shares - common stock warrant	—	—	101,486
Weighted average common shares outstanding - diluted	11,132,941	10,993,862	10,987,605

Earnings per share:
Basic	$0.76	$0.76	$0.57
Diluted	0.74	0.74	0.55

Under the treasury stock method, outstanding stock options are dilutive when the average market price of the Company’s common stock, when combined with the effect of any unamortized compensation expense, exceeds the option price during a period.  Proceeds from the assumed exercise of dilutive options along with the related tax benefit are assumed to be used to repurchase common shares at the average market price of such stock during the period. Similarly, outstanding warrants are dilutive when the average market price of the Company’s common stock exceeds the exercise price during a period.  Proceeds from the assumed exercise of dilutive warrants are assumed to be used to repurchase common shares at the average market price of such stock during the period.

Options to purchase common shares totaling 450,758, 579,891, and 666,790 were excluded from the computations of diluted earnings per share for the years ended September 30, 2013, 2012 and 2011, respectively, because the exercise price of the options, when combined with the effect of the unamortized compensation expense, were greater than the average market price of the common shares and were considered anti-dilutive.